Incorporated herein by reference is a supplement to the prospectus of MFS Blended Research Growth Equity Fund, a series of MFS Series Trust X (File No. 33-1657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2016 (SEC Accession No. 0000912938-16-000822).